Ordinary share	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Ordinary share

During the years ended December 31, 2018 and 2020, there was no movement with the Company’s issued ordinary shares and outstanding shares.

On October 8, 2019, the Company issued bonus shares at the rate of one ordinary share for every two ordinary shares held, creating 1,030,950 new shares of common stock.

Number of outstanding shares at year end of:

	2020	2019

Shares issued	3,260,559	3,260,559
Less: shares under treasury stock	(167,700)	(167,700)

	3,092,859	3,092,859